AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

June 30, 2022

(unaudited)

Principal Amount	General Obligation Bonds (5.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bowling Green, Kentucky
$ 1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$ 1,042,399

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,696,336

	Louisville/Jefferson County, Kentucky Metro Government
2,000,000	4.000%, 04/01/35 Series 2022A	Aa1/NR/AAA	2,071,640

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	458,347

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	875,013
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	902,498

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	521,702

	Total General Obligation Bonds		9,567,935

	Revenue Bonds (83.6%)

	State Agency (24.8%)

	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,071,880
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,116,900
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,073,880

	Kentucky Rural Water Finance Corp.
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,352
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,358
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,360
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,354
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,294
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,365
175,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	175,156
100,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	100,082
120,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	120,121
125,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	125,119
130,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	130,116
140,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	140,115
265,000	2.000%, 02/01/35 Series 2020I	NR/A+/NR	211,462
475,000	2.000%, 02/01/36 Series 2020I	NR/A+/NR	367,755
280,000	2.000%, 02/01/37 Series 2020I	NR/A+/NR	209,919
615,000	3.000%, 08/01/31 Series 2021D	NR/A+/NR	591,402
625,000	3.000%, 08/01/32 Series 2021D	NR/A+/NR	588,444
580,000	3.000%, 08/01/33 Series 2021D	NR/A+/NR	537,776

	Kentucky State Office Building COP
$ 2,250,000	4.000%, 04/15/27	A1/NR/NR	$ 2,381,220
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,755,981

	Kentucky State Property and Buildings Commission
625,000	4.000%, 04/01/26 Project 105	A1/A-/A+	633,181
655,000	4.000%, 04/01/27 Project 105	A1/A-/A+	663,155
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	795,233
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,221,490
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,372,250
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,244,612
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,565,477
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,702,225
1,400,000	4.000%, 10/01/30 Project 114	A1/A-/A+	1,461,922
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,023,610
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,090,220
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,174,420
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	537,140
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,562,369
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,084,365
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,110,570
1,000,000	5.000%, 05/01/33 Project 126	A1/NR/A+	1,125,000

	Total State Agency		42,611,650

	Airports (3.8%)

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,128,001
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,417,861
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	1,970,364

	Total Airports		6,516,226

	City (1.1%)

	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	629,819
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	628,112
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	619,083

	Total City		1,877,014

	City & County (0.5%)

	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	866,590

	Excise Tax (1.0%)

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,760,872

	Healthcare (6.2%)

	City of Ashland, Kentucky, Medical Center (King's Daughter)
$ 460,000	5.000%, 02/01/31 Series 2019	Baa1/BBB+/A-	$ 496,441
450,000	5.000%, 02/01/32 Series 2019	Baa1/BBB+/A-	480,744
2,600,000	3.000%, 02/01/40 Series 2019 AGMC Insured	A1/AA/A-	2,125,968

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	2,794,742
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	3,720,745

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
355,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	361,166

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/AA-/NR	680,782

	Total Healthcare		10,660,588

	Higher Education (13.3%)

	Boyle County, Kentucky Educational Facilities Refunding (Centre College)
2,050,000	5.000%, 06/01/28 Series 2017	A3/A/NR	2,228,084
1,000,000	5.000%, 06/01/29 Series 2017	A3/A/NR	1,082,510

	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,357,600
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	908,802

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	304,262

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
430,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	353,361

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	514,442
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	610,982

	Kentucky State University COP
300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	317,751
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	326,151
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	765,574

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Ba1/NR/NR	2,286,026

	Morehead State University, Kentucky General Receipts
$ 1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	$ 1,065,600
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,029,580

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	1,948,624
1,230,000	3.000%, 09/01/35 Series 2022A	A1/NR/NR	1,117,086

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	859,122

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	1,015,580

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,399,327

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,161,233
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,180,102

	Total Higher Education		22,831,799

	Housing (0.6%)

	Kentucky Housing Multifamily Mortgage Revenue
1,035,000	5.000%, 06/01/35 AMT (mandatory put 6/01/23)	NR/NR/NR*	1,036,356

	Local Public Property (6.2%)

	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,953,296
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,642,181
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,071,530

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	515,685
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	30,065
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	360,860
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	388,783
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	417,787
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	374,809
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	434,935
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	436,964
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,045,743

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 First Series A	NR/AA-/NR	450,214
590,000	2.000%, 02/01/38 First Series A	NR/AA-/NR	453,592
600,000	2.000%, 02/01/39 First Series A	NR/AA-/NR	453,270
730,000	3.000%, 02/01/41 Series F	NR/AA-/NR	620,617

	Total Local Public Property		10,650,331

	School Building (15.7%)

	Beechwood, Kentucky Independent School District Finance Corp.
$ 645,000	4.000%, 08/01/31 Series 2022	A1/NR/NR	$ 665,453

	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	743,282

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,228,870

	Franklin County, Kentucky School District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,170,491

	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,087,230

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	860,231
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,117,452
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,063,000
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,684,939

	Kenton County, Kentucky School District Finance Corp.
2,040,000	3.000%, 02/01/31 Series 2022	A1/NR/NR	1,970,946

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,178,256

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	592,687
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	633,278

	Scott County, Kentucky School District Finance Corp. School Building
2,000,000	4.000%, 02/01/32	Aa3/NR/NR	2,042,660

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,383,392
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,565,806

	Total School Building		26,987,973

	Student Loan (1.6%)

	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	418,420
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	644,604
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	476,005
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	807,960
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	391,864

	Total Student Loan		2,738,853

	Turnpike/Highway (6.3%)

	Kentucky State Turnpike Authority
$ 4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	$ 4,310,125
1,200,000	5.000%, 07/01/31 Series A	Aa3/NR/NR	1,375,104
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	1,861,307
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,169,910

	Total Turnpike/Highway		10,716,446

	Utilities (2.5%)

	Boone County, Kentucky Pollution Control
1,000,000	3.700%, 08/01/27 Series 2008A	Baa1/NR/NR	1,006,390

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	1,992,922

	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A1/AA/NR	1,247,672

	Total Utilities		4,246,984

	Total Revenue Bonds		143,501,682

	Pre-Refunded\ Escrowed to Maturity Bonds (9.2%)††

	Pre-Refunded Revenue Bonds\ Escrowed to Maturity Bonds (9.2%)

	State Agency (1.5%)

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,039,890
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,559,835

	Total State Agency		2,599,725

	City (0.6%)

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA-/NR	1,027,840

	Healthcare (4.1%)

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured ETM	A1/AA/NR	737,205
675,000	5.500%, 08/01/23 AGMC Insured ETM	A1/AA/NR	701,197
500,000	5.250%, 08/01/24 AGMC Insured	A1/AA/NR	518,085

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/AA-/NR	5,100,669

	Total Healthcare		7,057,156

	School Building (0.6%)

	Fayette County, Kentucky School District Finance Corp.
$ 1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	$ 1,039,890

	Turnpike/Highway (2.4%)

	Kentucky State Turnpike Authority
4,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	4,000,000

	Total Pre-Refunded\ Escrowed to Maturity Bonds		15,724,611

	Total Municipal Bonds (cost $175,212,483)		168,794,228

Shares	Short-Term Investment (0.6%)
1,109,119	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%** (cost $1,109,119)	Aaa-mf/AAAm/NR	1,109,119

	Total Investments (cost $176,321,602-note b)	99.0%	169,903,347
	Other assets less liabilities	1.0	1,801,413
	Net Assets	100.0%	$ 171,704,760

Portfolio Distribution By Quality Rating	Percent of Investments†
AAA of Fitch	1.2%
Pre-refunded bonds\ ETM bonds††	9.3
Aa of Moody's or AA of S&P or Fitch	37.9
A of Moody's or S&P or Fitch	48.8
Baa of Moody's or BBB of S&P	0.8
Ba1 of Moody's	1.4
Not Rated*	0.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $176,321,602 amounted to of $6,418,255, which consisted of aggregate gross unrealized appreciation of $1,288,311 and aggregate gross unrealized depreciation of $7,706,566.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,109,119
Level 2 – Other Significant Observable Inputs- Municipal Bonds	168,794,228
Level 3 – Significant Unobservable Inputs	–
Total	$169,903,347
+ See schedule of investments for a detailed listing of securities.